Commitment and contingent liabilities - Operational lease commitments Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operational lease commitments narrative [abstract]
Total lease payments recognised in income statement	€ 725	€ 2,956	€ 2,909